INCOME TAXES - Schedule of Provision for Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Jan. 31, 2025	Jan. 31, 2024	Jan. 31, 2023
Current provision (benefit) for income taxes:
U.S. Federal	$ (988)	$ (4,116)	$ 5,161
U.S. State	265	(120)	204
Non-U.S.	4,939	5,738	7,546
Total current provision (benefit) for income taxes	4,216	1,502	12,911
Deferred provision (benefit) for income taxes:
U.S. Federal	(1,422)	(199)	2,155
U.S. State	(101)	(52)	(414)
Non-U.S.	171	(2,865)	(1,696)
Total deferred provision (benefit) for income taxes	(1,352)	(3,116)	45
Total provision (benefit) for income taxes	$ 2,864	$ (1,614)	$ 12,956